Business Segment and Geographical Information (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Ireland	$895,686	$801,771	$2,535,435	$2,438,137
Rest of Europe	379,935	399,035	1,155,809	1,134,970
U.S.	497,421	649,040	1,686,696	1,894,859
Rest of World	251,715	234,569	744,302	670,857
Total	$2,024,757	$2,084,415	$6,122,242	$6,138,823

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income / (loss) from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Ireland	$137,431	$164,983	$386,311	$527,967
Rest of Europe	29,156	51,040	95,855	95,861
U.S.	63,087	68,182	151,199	208,903
Rest of World	15,411	16,848	56,617	44,234
Sub-total	$245,085	$301,053	$689,982	$876,965
Amortization of intangible assets	(46,244)	(58,688)	(146,631)	(176,691)
Goodwill impairment	—	(364,248)	—	(364,248)
Impairment of non-financial assets	—	(101,027)	—	(101,027)
Loss on disposal of subsidiary undertaking	—	—	(32,947)	—
Total	$198,841	$(222,910)	$510,404	$234,999

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2026	December 31, 2025
	(in thousands)
Ireland	$248,263	$250,566
Rest of Europe	78,880	94,920
U.S.	96,925	122,896
Rest of World	54,261	56,290
Total	$478,329	$524,672